RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2023
Accounting Changes and Error Corrections [Abstract]
Recent accounting pronouncements	RECENT ACCOUNTING PRONOUNCEMENTSRecently issued accounting pronouncements are not expected to materially impact the Company.